STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation

Basis of Preparation

The consolidated financial report is a general purpose financial report that has been prepared in accordance with Australian Accounting Standards, Australian Accounting Interpretations, other authoritative pronouncements of the Australian Accounting Standards Board (“AASB”) and the Corporations Act 2001.

These consolidated financial statements comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Material accounting policies adopted in the preparation of this financial report are presented below. They have been consistently applied unless otherwise stated.

The consolidated financial statements are prepared on a historical basis, except for the revaluation of certain non-current assets and financial instruments, as explained in the accounting policies below. The consolidated financial statements are presented in US dollars and all values are rounded to the nearest thousand (US$’000), except where stated otherwise.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements incorporate the assets and liabilities as at December 31 2017 and 2016, and the results for the years then ended, of Sundance Energy Australia Limited (“SEAL”) and the entities it controls. A controlled entity is any entity over which SEAL is exposed, or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. As at 31 December 2017 and 2016, all of its controlled entities were wholly-owned.

All inter-group balances and transactions between entities in the Group, including any recognised profits or losses, are eliminated on consolidation.

Income Tax

a)           Income Tax

The income tax expense for the period comprises current income tax expense and deferred income tax expense.

Current income tax expense charged to the statement of profit or loss is the tax payable on taxable income calculated using applicable income tax rates enacted, or substantially enacted, as at the reporting date. Current tax liabilities/(assets) are therefore measured at the amounts expected to be paid to/(recovered from) the relevant taxation authority.

Deferred income tax expense reflects movements in deferred tax asset and deferred tax liability balances during the period. Current and deferred income tax expense/(income) is charged or credited directly to equity instead of the statement of profit or loss when the tax relates to items that are credited or charged directly to equity.

Deferred tax assets and liabilities are ascertained based on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax assets also result where amounts have been fully expensed but future tax deductions are available. No deferred income tax will be recognised from the initial recognition of an asset or liability, excluding a business combination, where there is no effect on accounting or taxable profit or loss.

Deferred tax assets and liabilities are calculated at the tax rates that are expected to apply to the period when the asset recognised or the liability is settled, based on tax rates enacted or substantively enacted at the reporting date. Their measurement also reflects the manner in which management expects to recover or settle the carrying amount of the related asset or liability.

Deferred tax assets relating to temporary differences and unused tax losses are recognised only to the extent that it is probable that future taxable profit will be available against which the benefits of the deferred tax asset can be utilized. Where temporary differences exist in relation to investments in subsidiaries, branches, associates, and joint ventures, deferred tax assets and liabilities are not recognised where the timing of the reversal of the temporary difference can be controlled and it is not probable that the reversal will occur in the foreseeable future.

Current tax assets and liabilities are offset where a legally enforceable right of set-off exists and it is intended that net settlement or simultaneous realisation and settlement of the respective asset and liability will occur. Deferred tax assets and liabilities are offset where a legally enforceable right of set-off exists, the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where it is intended that net settlement or simultaneous realisation and settlement of the respective asset and liability will occur in future periods in which significant amounts of deferred tax assets or liabilities are expected to be recovered or settled.

Tax Consolidation

Sundance Energy Australia Limited and its wholly-owned Australian controlled entities have implemented the income tax consolidation regime, with Sundance Energy Australia Limited being the head company of the consolidated group. Under this regime the group entities are taxed as a single taxpayer.

In addition to its own current and deferred tax amounts, Sundance Energy Australia Limited, as head company, also recognises the current tax liabilities (or assets) and the deferred tax assets arising from unused tax losses and unused tax credits assumed from controlled entities in the tax consolidated group.

Exploration and Evaluation Expenditure

b) Exploration and Evaluation Expenditure

Exploration and evaluation expenditures incurred are accumulated in respect of each identifiable area of interest. These costs are capitalised to the extent that they are expected to be recouped through the successful development of the area or where activities in the area have not yet reached a stage that permits reasonable assessment of the existence of economically recoverable reserves. Any such estimates and assumptions may change as new information becomes available. If, after the expenditure is capitalised, information becomes available suggesting that the recovery of the expenditure is unlikely, for example a dry hole, the relevant capitalised amount is written off in the consolidated statement of profit or loss and other comprehensive income in the period in which new information becomes available. The costs of assets constructed within the Group includes the leasehold cost, geological and geophysical costs, and an appropriate proportion of fixed and variable overheads directly attributable to the exploration and acquisition of undeveloped oil and gas properties.

When approval of commercial development of a discovered oil or gas field occurs, the accumulated costs for the relevant area of interest are transferred to development and production assets. The costs of developed and producing assets are amortised over the life of the area according to the rate of depletion of the proved and probable developed reserves. The costs associated with the undeveloped acreage are not subject to depletion.

The carrying amounts of the Group’s exploration and evaluation assets are reviewed at each reporting date to determine whether any impairment indicators exist. Impairment indicators could include i) tenure over the licence area has expired during the period or will expire in the near future, and is not expected to be renewed, ii) substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is not budgeted or planned, iii) exploration for and evaluation of resources in the specific area have not led to the discovery of commercially viable quantities of resources, and the Group has decided to discontinue activities in the specific area, or iv) sufficient data exist to indicate that although a development is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or from sale. Where an indicator of impairment exists, a formal estimate of the recoverable amount is made and any resulting impairment loss is recognized in the consolidated statement of profit or loss and other comprehensive income. The estimate of the recoverable amount is made consistent with the methods described under Impairment in (d) below.

Development and Production Assets and Property and Equipment

c)           Development and Production Assets and Property and Equipment

Development and production assets, and property and equipment are carried at cost less, where applicable, any accumulated depreciation, amortisation and impairment losses. The costs of assets constructed within the Group includes the cost of materials, direct labor, borrowing costs and an appropriate proportion of fixed and variable overheads directly attributable to the acquisition or development of oil and gas properties and facilities necessary for the extraction of resources. Repairs and maintenance are charged to the consolidated statement of profit or loss and comprehensive income during the financial period in which are they are incurred.

Depreciation and Amortisation Expense

Depreciation and Amortisation Expense

Property and equipment are depreciated on a straight-line basis over their useful lives from the time the asset is held and ready for use. Leasehold improvements are depreciated over the shorter of either the unexpired period of the lease or the estimated useful life of the improvement.

The depreciation rates used for each class of depreciable assets are:

Class of Non-Current	Asset Depreciation	Rate Basis of Depreciation
Property and Equipment	5 – 33%	Straight Line

The Group uses the units-of-production method to amortise costs carried forward in relation to its development and production assets. For this approach, the calculation is based upon economically recoverable reserves over the life of an asset or group of assets.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Impairment

d) Impairment

The carrying amount of development and production assets and property and equipment are reviewed at each reporting date to determine whether there is any indication of impairment. Where an indicator of impairment exists, a formal estimate of the recoverable amount is made.

Development and production assets are assessed for impairment on a cash-generating unit basis. A cash-generating unit (“CGU”) is the smallest grouping of assets that generates independent cash inflows. Management has assessed its CGUs as being an individual basin, which is the lowest level for which cash inflows are largely independent of those of other assets. Each of the Group’s development and production asset CGUs include all of its developed producing properties, shared infrastructure supporting its production and undeveloped acreage that the Group considers technically feasible and commercially viable. An impairment loss is recognized in the consolidated statement of profit and loss whenever the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount. Impairment losses recognised in respect of cash-generating units are allocated to reduce the carrying amount of the assets in the unit on a pro-rata basis.

The recoverable amount of an asset is the greater of its fair value less costs to sell (“FVLCS”) or its value-in-use (“VIU”). In assessing VIU, an asset’s estimated future cash flows are discounted to their present value using an appropriate discount rate that reflects current market assessments of the time value of money and the risks specific to the assets/CGUs. The estimated future cash flows for the VIU calculation are based on estimates, the most significant of which are hydrocarbon reserves, future production profiles, commodity prices, operating costs and any future development costs necessary to produce the reserves.

Estimates of future commodity prices are based on the Group’s best estimates of future market prices with reference to bank price surveys, external market analysts’ forecasts, and forward curves. The discount rates applied to the future forecast cash flows are based on a third party participant’s post-tax weighted average cost of capital, adjusted for the risk profile of the asset.

Under a FVLCS calculation, the Group considers market data related to recent transactions for similar assets. In determining the fair value of the Group’s investment in shale properties, the Group considers a variety of valuation metrics from recent comparable transactions in the market. These metrics include price per flowing barrel of oil equivalent and undeveloped land values per net acre held.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably.

An impairment loss is reversed if there has been an increase in the estimated recoverable amount of a previously impaired assets. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or depletion if no impairment loss had been recognized. The Company has not reversed an impairment loss during the years ended 31 December 2017, 2016 and 2015.

If an entire CGU is disposed, gains and losses on disposals are determined by comparing proceeds with the carrying amount. These gains and losses are included in the statement of profit or loss. If a disposition is less than an entire CGU and the property had been previously subjected to amortization or impairment at the CGU level, and there would be no significant impact to the Company’s depletion rate, no gain or loss is recognized and the proceeds of the sale are treated as a cost reduction to the Company’s net book value of the CGU in which the assets were previously included.

Leases

e)           Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at date of inception. The arrangement is assessed to determine whether its fulfillment is dependent on the use of a specific asset or assets and whether the arrangement conveys a right to use the asset, even if that right is not explicitly specified in an arrangement.

Leases are classified as finance leases when the terms of the lease transfer substantially all the risks and benefits incidental to the ownership of the asset, but not the legal ownership to the entities in the Group. All other leases are classified as operating leases.

Finance leases are capitalised by recording an asset and a liability at the lower of the amounts equal to the fair value of the leased property or the present value of the minimum lease payments, including any guaranteed residual values. Lease payments are allocated between the reduction of the lease liability and the lease interest expense for the period.

Assets under financing leases are depreciated on a straight-line basis over the shorter of their estimated useful lives or the lease term. Lease payments for operating leases, where substantially all the risks and benefits remain with the lessor, are charged as expenses in the periods in which they are incurred.

Lease incentives under operating leases are recognised as a liability and amortised on a straight-line basis over the life of the lease term.

Financial Instruments

f)           Financial Instruments

Recognition and Initial Measurement

Financial instruments, incorporating financial assets and financial liabilities, are recognised when the entity becomes a party to the contractual provisions of the instrument. Trade date accounting is adopted for financial assets that are delivered within timeframes established by marketplace convention.

Financial instruments are initially measured at fair value plus transactions costs where the instrument is not classified at fair value through profit or loss. Transaction costs related to instruments classified at fair value through profit or loss are expensed to profit or loss immediately. Financial instruments are classified and measured as set out below.

Derivative Financial Instruments

The Group uses derivative financial instruments to economically hedge its exposure to changes in commodity prices arising in the normal course of business. The principal derivatives that may be used are commodity crude oil or natural gas price swap, option and costless collar contracts. Their use is subject to policies and procedures as approved by the Board of Directors. The Group does not trade in derivative financial instruments for speculative purposes.

Derivative financial instruments, which do not qualify as “own-use”, are initially recognised at fair value and remeasured at each reporting period. The fair value of these derivative financial instruments is the estimated amount that the Group would receive or pay to terminate the contracts at the reporting date, taking into account current market prices and the current creditworthiness of the contract counterparties. The derivatives are valued on a mark to market valuation and the gain or loss on re-measurement to fair value is recognised through the statement of profit or loss and other comprehensive income.

The Company has designated one oil marketing contract that meets the definition of a derivative as own-use, which under IFRS is not accounted for as a derivative. As a result, the revenues associated with such contract are recognized during the period when volumes are physically delivered.

i)Financial assets at fair value through profit or loss

Financial assets are classified at fair value through profit or loss when they are acquired principally for the purpose of selling in the near-term. Realised and unrealised gains and losses arising from changes in fair value are included in profit or loss in the period in which they arise.

ii)Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market and are subsequently measured at amortised cost using the effective interest rate method.

Derecognition

Financial assets are derecognised when the contractual right to receipt of cash flows expires or the asset is transferred to another party whereby the entity no longer has any significant continuing involvement in the risks and benefits associated with the asset. Financial liabilities are derecognised when the related obligations are either discharged, cancelled or expire. The difference between the carrying value of the financial liability extinguished or transferred to another party and the fair value of consideration paid, including the transfer of non-cash assets or liabilities assumed, is recognised in profit or loss.

Foreign Currency Transactions and Balances

g) Foreign Currency Transactions and Balances

Functional and Presentation Currency

Both the functional currency and the presentation currency of the Group is US dollars. Some subsidiaries have Australian dollar functional currencies which are translated to the presentation currency. All operations of the Group are incurred at subsidiaries where the functional currency is the US dollar as its core oil and gas properties are located in the United States.

Transactions and Balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the year-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of non-monetary items are recognised directly in equity to the extent that the gain or loss is directly recognised in equity, otherwise the exchange difference is recognised in the consolidated statement of profit or loss and other comprehensive income.

Group Companies

The financial results and position of foreign subsidiaries whose functional currency is different from the Group’s presentation currency are translated as follows:

•assets and liabilities are translated at year-end exchange rates prevailing at that reporting date;

•revenues and expenses are translated to USD using the exchange rate at the date of transaction; and

•retained profits and issued capital are translated at the exchange rates prevailing at the date of the transaction.

Exchange differences arising on translation of foreign operations are transferred directly to the Group’s foreign currency translation reserve. These differences are recognised in the statement of profit or loss and other comprehensive income upon disposal of the foreign operation.

Employee benefits	h) Employee Benefits Employee benefits that are expected to be settled within one year have been measured at the amounts expected to be paid when the liability is settled.
Equity-Settled and Deferred Cash Compensation

Equity - Settled Compensation

The Group has an incentive compensation plan where employees may be issued shares and/or options. The fair value of the equity to which employees become entitled is measured at grant date and recognized as an expense over the vesting period with a corresponding increase in equity.

The group has a restricted share unit (“RSU”) plan to motivate management and employees to make decisions benefiting long-term value creation, retain management and employees and reward the achievement of the Group’s long-term goals.  The target RSUs are generally based on goals established by the Remuneration and Nominations Committee and approved by the Board. The fair value of time-based RSUs is determined based on the price of the Company’s ordinary shares on the date of grant and the expense is recognized over the vesting period. Certain of its RSUs vest based on the achievement of metrics related to the Company’s 3‑year absolute shareholder return or total shareholder return as compared to its peer group, as defined. The Company uses a Monte Carlo simulation model to determine the fair value of such RSUs and the expense is recognized over the vesting period. The Monte Carlo model is based on random projections of stock price paths and must be repeated numerous times to achieve a probabilistic assessment. The expected volatility used in the model is based on the historical volatility commensurate with the length of the performance period of the award. The risk-free rate used in the model is based on Australian Treasury bond relevant to the term of the RSU award.

Deferred Cash Compensation

In 2016 and 2017, the Group granted deferred cash compensation awards to certain employees, which may be earned through appreciation in the volume weighted average price of the Company’s ordinary shares over periods of one to three years.  The awards may ultimately be settled in cash or fully vested RSUs at the discretion of the Board.  The Group recognizes general and administrative expense for the deferred cash compensation to the extent to which the employees have rendered services, with a corresponding liability included within other noncurrent liabilities on the consolidated statement of financial position. The fair value of the deferred cash awards are estimated initially and at the end of each reporting period until settled, using a Monte Carlo model that takes into consideration the terms and conditions of the award. The expected volatility used in the model is based on the historical volatility commensurate with the length of the performance period of the award. The risk-free rate used in the model is based on U.S. Treasury bond relevant to the term of the award.

Provisions

i)           Provisions

Provisions are recognised when the group has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result and that outflow can be reliably measured. As of 31 December 2017, the Company had recognized a provisions related to a third-party refracturing agreement ($3.3 million).

Cash and Cash Equivalents

j)           Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks, and other short-term highly liquid investments with original maturities of three months or less.

Revenue

k)           Revenue

Revenue from the sale of oil and natural gas is recognised upon the delivery of product to the purchaser and title transfers to the purchaser. The Company uses the sales method of accounting for natural gas imbalances in those circumstances where it has under-produced or over-produced its ownership percentage in a property. Under this method, a receivable or payable is recognized only to the extent an imbalance cannot be recouped from the reserves in the underlying properties. The Company had not recognized an imbalance on the consolidated statement of financial position as at 31 December 2017 and 2016.

All revenue is stated net of royalties and transportation costs.

Borrowing Costs

l)            Borrowing Costs

Borrowing costs, including interest, directly attributable to the acquisition, construction or production of assets that necessarily take a substantial period of time to prepare for their intended use or sale are added to the cost of those assets until such time as the assets are substantially ready for their intended use or sale. Borrowings are recognised initially at fair value, net of transaction costs incurred. Subsequent to initial recognition, borrowings are stated as amortised cost with any difference between cost and redemption being recognised in the consolidated statement of profit or loss and other comprehensive income over the period of the borrowings on an effective interest basis. The Company capitalised eligible borrowing costs of $1.4 million and $1.1 million for the years ended 31 December 2017 and 2016, respectively. All other borrowing costs are recognised in the consolidated statement of profit or loss and other comprehensive income in the period in which they are incurred.

Goods and Services Tax

m)           Goods and Services Tax

Expenses and assets are recognised net of the amount of Goods and Service Tax (“GST”), except where the amount of GST incurred is not recoverable from the Australian Tax Office. In these circumstances the GST is recognised as part of the cost of acquisition of the asset or as part of an item of the expense. Receivables and payables in the statement of financial position are shown inclusive of GST.

Cash flows are presented in the consolidated statement of cash flows on a gross basis except for the GST component of investing and financing activities, which are disclosed as operating cash flows.

Business Combinations

n)           Business Combinations

A business combination is a transaction in which an acquirer obtains control of one or more businesses. The acquisition method of accounting is used to account for all business combinations regardless of whether equity instruments or other assets are acquired. The acquisition method is only applied to a business combination when control over the business is obtained. Subsequent changes in interests in a business where control already exists are accounted for as transactions between owners. The cost of the business combination is measured at fair value of the assets given, shares issued and liabilities incurred or assumed at the date of acquisition. Costs directly attributable to the business combination are expensed as incurred, except those directly and incrementally attributable to equity issuance.

The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the net identifiable asset acquired, if any, is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the subsidiary acquired and the measurement of all amounts has been reviewed, the difference is recognised directly in the consolidated statement of profit or loss and other comprehensive income as a gain on bargain purchase. Adjustments to the purchase price and excess on consideration transferred may be made up to one year from the acquisition date.

Assets Held for Sale

o)            Assets Held for Sale

The Company classifies property as held for sale when management commits to a plan to sell the property, the plan has appropriate approvals, the sale of the property is highly probable within the next twelve months, and certain other criteria are met. At such time, the respective assets and liabilities are presented separately on the Company’s consolidated statement of financial position and amortisation is no longer recognized. Assets held for sale are reported at the lower of their carrying amount or their estimated fair value, less the costs to sell the assets. The Company recognizes an impairment loss if the current net book value of the property exceeds its fair value, less selling costs. As at 31 December 2017, based upon the Company’s intent and anticipated ability to sell an interest in these properties, the Company had classified its Dimmit County, Texas properties as held for sale. As at 31 December 2016 the Company had its Mississippian/Woodward properties classified as held for sale.

Critical Accounting Estimates and Judgements

p)          Critical Accounting Estimates and Judgements

The Directors evaluate estimates and judgements incorporated into the financial report based on historical knowledge and best available current information. Estimates assume a reasonable expectation of future events and are based on current trends and economic data obtained both externally and within the Group. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Management has made the following judgements, which have the most significant effect on the amounts recognised in the consolidated financial statements.

Estimates of reserve quantities

The estimated quantities of hydrocarbon reserves reported by the Group are integral to the calculation of amortisation (depletion) and to assessments of possible impairment of assets. Estimated reserve quantities are based upon interpretations of geological and geophysical models and assessment of the technical feasibility and commercial viability of producing the reserves. The Company engaged an independent petroleum engineering firm, Ryder Scott Company to prepare its reserve estimates which conform to SEC guidelines. These assessments require assumptions to be made regarding future development and production costs, commodity prices, exchange rates and fiscal regimes. The estimates of reserves may change from period to period as the economic assumptions used to estimate the reserves can change from period to period, and as additional geological and production data are generated during the course of operations.

Impairment of Non-Financial Assets

The Group assesses impairment at each reporting date by evaluating conditions specific to the Group that may lead to impairment of assets. Where an indicator of impairment exists, the recoverable amount of the cash-generating unit to which the assets belong is then estimated based on the present value of future discounted cash flows. For development and production assets, the expected future cash flow estimation is based on a number of factors, variables and assumptions, the most important of which are estimates of reserves, future production profiles, commodity prices and costs. In most cases, the present value of future cash flows is most sensitive to estimates of future oil price and discount rates. A change in the modeled assumptions in isolation could materially change the recoverable amount. However, due to the interrelated nature of the assumptions, movements in any one variable can have an indirect impact on others and individual variables rarely change in isolation. Additionally, management can be expected to respond to some movements, to mitigate downsides and take advantage of upsides, as circumstances allow. Consequently, it is impracticable to estimate the indirect impact that a change in one assumption has on other variables and therefore, on the extent of impairments under different sets of assumptions in subsequent reporting periods. In the event that future circumstances vary from these assumptions, the recoverable amount of the Group’s development and production assets could change materially and result in impairment losses or the reversal of previous impairment losses.

Exploration and Evaluation

The Company’s policy for exploration and evaluation is discussed in Note 1 (b). The application of this policy requires the Company to make certain estimates and assumptions as to future events and circumstances, particularly in relation to the assessment of whether economic quantities of reserves have been found. Any such estimates and assumptions may change as new information becomes available. If, after having capitalised exploration and evaluation expenditure, management concludes that the capitalised expenditure is unlikely to be recovered by future sale or exploitation, then the relevant capitalised amount will be written off through the consolidated statement of profit or loss and other comprehensive income.

Restoration Provision

A provision for rehabilitation and restoration is provided by the Group to meet all future obligations for the restoration and rehabilitation of oil and gas producing areas when oil and gas reserves are exhausted and the oil and gas fields are abandoned. Restoration liabilities are discounted to present value and capitalised as a component part of capitalised development expenditure. The capitalised costs are amortised over the units of production and the provision is revised at each balance sheet date through the consolidated statement of profit or loss and other comprehensive income as the discounting of the liability unwinds.

In most instances, the removal of the assets associated with these oil and gas producing areas will occur many years in the future. The estimate of future removal costs therefore requires management to make significant judgements regarding removal date or well lives, the extent of restoration activities required, discount and inflation rates.

Units of Production Depletion

Development and production assets are depleted using the units of production method over economically recoverable reserves. This results in a depletion or amortisation charge proportional to the depletion of the anticipated remaining production from the area of interest.

The life of each item has regard to both its physical life limitations and present assessments of economically recoverable reserves of the field at which the asset is located. These calculations require the use of estimates and assumptions, including the amount of recoverable reserves and estimates of future capital expenditure. The calculation of the units of production rate of depletion or amortisation could be impacted to the extent that actual production in the future is different from current forecast production based on total economically recoverable reserves, or future capital expenditure estimates change. Changes to economically recoverable reserves could arise due to change in the factors or assumptions used in estimating reserves, including the effect on economically recoverable reserves of differences between actual commodity prices and commodity price assumptions and unforeseen operational issues. Changes in estimates are accounted for prospectively.

Share-based Compensation

The Group’s policy for share-based compensation is discussed in Note 1 (h). The application of this policy requires management to make certain estimates and assumptions as to future events and circumstances. Certain of the Company’s restricted share units vest based on the Company’s ordinary share price appreciation over a 3- year period in absolute terms or as compared to a defined peer group. Share-based compensation related to these awards use estimates for the expected volatility of the Company’s ordinary share price and of its peer’s ordinary share price (total shareholder return shares). The Company’s deferred cash awards also vest upon the Company’s ordinary share price appreciation through 2017, 2018 and 2019. The Company must also estimate expected volatility of the Company’s ordinary share price when valuing these awards.

Rounding of Amounts

q)           Rounding of Amounts

In accordance with the Australian Securities and Investment Commission (“ASIC”) Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, amounts in the financial statements have been rounded to the nearest thousand, unless otherwise indicated.

Earnings (Loss) Per Share

r)           Earnings (Loss) Per Share

The group presents basic and diluted earnings (loss) per share for its ordinary shares. Basic earnings (loss) per share is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per share is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares for the dilutive effect, if any, of outstanding share rights and share options which have been issued to employees.

New and Revised Accounting Standards

s)           New and Revised Accounting Standards

The Group has adopted all of the new and revised Standards and Interpretations issued by IFRS/AASB that are relevant to its operations and effective for the current annual reporting period. The adoption of these new and revised Australian Accounting Standards and Interpretations has had no significant impact on the Group’s accounting policies or the amounts reported during the financial year.

The following Standards and Interpretations have been issued but are not yet effective. These are the standards that the Group reasonably expects will have an impact on its disclosures, financial position or performance when applied at a future date. The Group’s assessment of the impact of these new standards, amendments to standards, and interpretations is set out below.

AASB 9/IFRS 9 — Financial Instruments, and the relevant amending standards

AASB 9/IFRS 9, approved in December 2015, introduces new requirements for the classification, measurement, and derecognition of financial instruments, including new general hedge accounting requirements. The effective date of this standard is for fiscal years beginning on or after 1 January 2018, with early adoption permitted. The Company adopted the standard on 1 January 2018 and it is not expected to have a material impact on the Group’s consolidated financial statements.

AASB 15/IFRS 15 — Revenue from Contracts with Customers

In May 2014, AASB 15/IFRS 15 was issued which establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. Specifically, the standard introduces a 5‑step approach to revenue recognition:

1.Identify the contract(s) with a customer

2.Identify the performance obligations in the contracts.

3.Determine the transaction price.

4.Allocate the transaction price to the performance obligations in the contract.

5.Recognise revenue when (or as) the entity satisfies a performance obligation.

Under AASB 15/IFRS 15, an entity recognizes revenue when (or as) a performance obligation is satisfied, i.e. when ‘control’ of the goods or services underlying the particular performance obligation is transferred to the customer. The standard is required to be adopted using either the full retrospective approach, with all the prior periods presented adjusted, or the modified retrospective approach, with a cumulative adjustment to retained earnings on the opening balance sheet. The new revenue recognition standard is effective for the Company on 1 January 2018, and was adopted on that date using the modified retrospective method.  The Company has completed the assessment of its contracts with customers and is in the process of implementing the changes to its financial statements, accounting policies and internal controls as a result of the adoption of this standard.

Based upon the analysis performed to date on its contracts with customers, the Company does not expect the adoption of IFRS 15 to have a material effect on net income, cash flows, or the timing of revenue recognition.  In addition, the Company is continuing to assess the additional disclosures that will be required upon implementation of the standard.

AASB 16/IFRS 16 — Leases

In January 2016, AASB 16/IFRS 16 was issued which provides a comprehensive model for the identification of lease arrangements and their treatment in the financial statements for both lessees and lessors. AASB 16/IFRS 16 changes the current accounting for leases to eliminate the operating/finance lease designation and require entities to recognize most leases on the statement of financial position, initially recorded at the fair value of unavoidable lease payments. The entity will then recognize depreciation of the lease assets and interest on the statement of profit or loss.

The effective date of this standard is for fiscal years beginning on or after 1 January 2019. As of 31 December 2017, the Company had approximately $2.4 million of contractual obligations related to its non-cancelable leases, and it will evaluate those contracts as well as other existing arrangements to determine if they qualify for lease accounting under AASB 16/IFRS 16. The Company plans to adopt the standard effective 1 January 2019.